Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2020
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceeding were recently completed:

Utility	State	Regulatory proceeding type	Annual revenue increase	Effective date
Energy North Gas System	New Hampshire	Cast Iron/Bare Steel Replacement Program Results	$1,613	July 1, 2020
Granite State Electric System	New Hampshire	General Rate Review	$5,474	July 1, 2020. The regulator also approved a one-time recoupment of $1,836 for the difference between the final rates and temporary rate increase of $2,093 granted on July 1, 2019.
Peach State Gas System	Georgia	General Rate Review	$1,566	August 1, 2020
Subsequent to quarter end, the Public Service Commission of the State of Missouri issued an Order in regards to the general rate review of Empire Electric (Missouri System) resulting in an estimated annual increase in revenue of $992, subject to final regulatory approval.

5.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	June 30, 2020	December 31, 2019
Regulatory assets
Retired generating plant (a)	$196,476	$—
Environmental remediation	88,914	82,300
Pension and post-employment benefits	136,901	143,292
Income taxes	73,662	71,506
Debt premium	38,462	42,150
Fuel and commodity cost adjustments	7,736	23,433
Rate adjustment mechanism	77,173	69,121
Clean energy and other customer programs	26,510	26,369
Deferred capitalized costs	37,920	38,833
Asset retirement obligation	25,631	23,841
Long-term maintenance contract	14,913	13,264
Rate review costs	7,000	6,695
Other	22,343	19,083
Total regulatory assets	$753,641	$559,887
Less: current regulatory assets	(43,558)	(50,213)
Non-current regulatory assets	$710,083	$509,674

Regulatory liabilities
Income taxes	$331,991	$321,960
Cost of removal	195,277	196,423
Rate base offset	7,342	8,719
Fuel and commodity costs adjustments	19,090	16,645
Rate adjustment mechanism	4,514	10,446
Deferred capitalized costs - fuel related	7,017	7,097
Pension and post-employment benefits	24,460	22,256
Other (a)	19,135	14,516
Total regulatory liabilities	$608,826	$598,062
Less: current regulatory liabilities	(31,720)	(41,683)
Non-current regulatory liabilities	$577,106	$556,379

(a)	Retired generating plant
On March 1, 2020, the Company's 200 MW coal generation facility located in Asbury, Missouri, ceased operations. The Company transferred the remaining net book value of Asbury’s plant retired from plant in-service to a regulatory asset. The ultimate valuation of the regulatory asset will be determined in future commission orders. The Company is also assessing the decommissioning requirements associated with the retirement of the facility. Per commission orders in three of its jurisdictions, the Company is required to track the impact of Asbury's retirement on rates for consideration in the next rate case. The Company expects to defer such amounts collected from customers until new rates become effective. The accrual for this estimated amount includes revenues collected related to Asbury that will be subject to a future rate review proceeding and possible refund to customers. The ultimate resolution of this matter is uncerta